Document and Entity Information	12 Months Ended
Dec. 31, 2020 shares
Details
Registrant CIK	0001445467
Fiscal Year End	--12-31
Document Type	20-F
Document Annual Report	true
Document Period End Date	Dec. 31, 2020
Document Transition Report	false
Document Shell Company Report	false
Entity Registrant Name	Avrupa Minerals Ltd.
Entity Incorporation, State or Country Code	Z4
Entity Address, Address Line One	Suite 410 – 325 Howe Street
Entity Address, City or Town	Vancouver
Entity Address, State or Province	BC
Entity Address, Country	CA
Entity Address, Postal Zip Code	V6C 1Z7
Entity Address, Address Description	Address of principal executive offices
Entity Common Stock, Shares Outstanding	32,738,087
Entity Home Country ISO Code	CA
Entity Reporting Currency ISO Code	CAD
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Entity Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Amendment Flag	false
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY